Financial Instruments - Loss (Gain) on Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Unrealized gain on derivative financial instruments	$ 8	$ 18
Realized loss on derivative financial instruments	(2)	(12)
Gain on derivative financial instruments	$ 6	$ 6